Condensed Parent Only Financial Information - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares	Sep. 30, 2025	Mar. 31, 2025
Class A Ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	950,000,000	950,000,000
Ordinary shares, shares issued (in Shares)	155,825,986	8,440,000
Ordinary shares, shares outstanding (in Shares)	155,825,986	8,440,000
Class B Ordinary shares [Member]
Schedule of Condensed Balance Sheets [Line Items]
Ordinary shares, par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	31,371,599	8,040,000
Ordinary shares, shares outstanding (in Shares)	31,371,599	8,040,000